Provisions for employees' benefits	12 Months Ended
Dec. 31, 2018
Disclosure of defined benefit plans [abstract]
Disclosure of employee benefits [text block]
20.	Provisions for employees’ benefits

The following are the balances of provisions for employee benefits as of December 31, 2018 and 2017:

	2018	2017
Post–employment benefits
Healthcare	5,507,784	5,367,005
Pension	1,452,322	1,327,859
Education	479,945	502,260
Bonds	331,064	348,442
Other plans	82,576	77,636
Termination benefits – Voluntary retirement plan	137,859	155,286
	7,991,550	7,778,488
Social benefits and salaries	521,802	485,939
Other employee benefits	93,199	67,867
	8,606,551	8,332,294
Current	1,816,882	1,829,819
Non–current	6,789,669	6,502,475
	8,606,551	8,332,294

20.1	Post–employment benefits liability (asset)

The following table shows the movement in liabilities and assets, net of post-employment benefits and termination benefits, as of December 31, 2018 and 2017:

	Pension and bonds (1)		Other		Total
	2018	2017	2018	2017	2018	2017
Liabilities for employee benefits
Opening balance	14,147,464	12,463,433	6,105,432	5,041,133	20,252,896	17,504,566
Current service cost	–	–	77,373	52,164	77,373	52,164
Past service cost	–	–	50,489	–	50,489	–
Interest expense	888,583	872,524	377,923	350,060	1,266,506	1,222,584
Actuarial (gains) losses	(56,655)	1,621,184	(27,651)	1,012,205	(84,306)	2,633,389
Benefits paid	(847,449)	(809,677)	(371,448)	(350,130)	(1,218,897)	(1,159,807)
Closing balance	14,131,943	14,147,464	6,212,118	6,105,432	20,344,061	20,252,896

Plan assets
Opening balance	12,471,163	12,123,175	3,245	2,473	12,474,408	12,125,648
Return on assets	780,494	848,677	170	385	780,664	849,062
Contributions to funds	–	–	21,971	22,465	21,971	22,465
Benefits paid	(847,449)	(809,677)	(21,526)	(22,078)	(868,975)	(831,755)
Actuarial (losses) gains	(55,651)	308,988	94	–	(55,557)	308,988
Closing balance	12,348,557	12,471,163	3,954	3,245	12,352,511	12,474,408
Net post–employment benefits liability	1,783,386	1,676,301	6,208,164	6,102,187	7,991,550	7,778,488

(1)	There is no cost for the pension and pension plans service, due to the fact that the beneficiaries were retired as of July 31, 2010.

The following table shows the movement in profit and loss and in other comprehensive income as of December 31, 2018, 2017 and 2016:

	2018	2017	2016
Recognized in profit or loss
Interest expense, net	485,842	373,522	259,266
Current service cost	77,373	52,164	53,771
Past service cost	50,489	–	164,271
Remedies	503	13,889	–
	614,207	439,575	477,308
Recognized in other comprehensive income
Education and severance	45,509	(203,779)	175,259
Pension and pension bonds	1,003	(1,312,195)	(1,533,256)
Termination benefits – Voluntary retirement plan	93	(3)	67
Healthcare	(17,356)	(794,535)	(792,093)
Change in the effect of asset ceiling	–	–	379,884
	29,249	(2,310,512)	(1,770,139)
Deferred tax	(33,539)	762,469	616,697
	(4,290)	(1,548,043)	(1,153,442)

20.2	Plan assets

Plan assets are resources held by pension trusts for payment of pension obligations. Payments for health and education post–employment benefits is Ecopetrol’s responsibility. The destination of trust resources and its yields cannot be changed or returned to the Ecopetrol Business Group until all pension obligations have been fulfilled.

The following is the composition of the plan assets of pension and pension bonds by type of investment as of December 31, 2018 and 2017:

	2018	2017
Bonds issued by the national government	4,307,972	4,349,400
Bonds of private entities	2,910,071	2,967,030
Other local currency	2,219,634	2,340,825
Other public bonds	1,014,663	1,149,200
Variable yield	653,828	605,380
Bonds of foreign entities	554,685	558,920
Other foreign currency	691,658	503,653
	12,352,511	12,474,408

47.4% of plan assets are classified as level 1 in the fair value hierarchy where prices for the assets are directly observable on actively traded markets, and 52.6% are classified as level
2 (46.0% and 54.0% for 2017, respectively).

The fair value of level 2 plan assets is calculated using prices quoted in the assets’ market. The Ecopetrol Business Group obtains these prices through reliable financial data providers recognized in Colombia or abroad depending on the investment.

For the securities issued in local currency, the fair value of plan assets is calculated using information published by Infovalmer, a price supplier authorized by the Financial Superintendence of Colombia. According to its methodology, prices are calculated based on market information on the valuation date or estimated from historical inputs according to the criteria established for the calculation of each of the prices.

The average price is calculated based on the most representative market of the transactions carried out through electronic platforms approved and supervised by the regulator.

On the other hand, the estimated price is calculated for investments that do not reflect enough information to estimate an average market price, replicating the quoted prices for similar assets or prices obtained through quotes from brokers. This estimated price is also given by Infovalmer as a result of the application of robust methodologies approved by the financial regulator and widely used by the financial sector.

The following table reflects the credit quality of the issuers and counterparties in assets held by the autonomous pension funds:

	2018	2017

AAA	4,683,190	4,870,932
Nation	4,364,188	4,471,274
AA+	860,905	690,391
BBB-	426,743	192,636
BAA3	310,788	45,699
F1+	249,361	230,321
BBB	193,579	246,795
BRC1+	89,211	118,008
BBB+	86,040	159,103
A	62,754	39,048
AA-	60,382	18,770
AA	28,367	58,234
BAA1	21,395	5,296
A3	17,075	29,098
BAA2	-	371,972
Other qualifications	55,768	50,784
No rating available	842,765	876,047
	12,352,511	12,474,408

See credit risk policy in Note 28.2.

20.3	Actuarial assumptions

The following are the actuarial assumptions used in determining the present value of defined employee benefit obligations used for the actuarial calculations as of December 31
, 2018 and 2017:

2018	Pension	Bonds	Health	Education	Other benefits (1)
Discount rate	6.75%	6.50%	7.00%	6.75%	5.87%
Salary growth rate	N/A	N/A	N/A	N/A	5.10% / 4.70%
Expected inflation rate	3.00%	3.00%	3.00%	3.00%	3.00%
Pension growth rate	3.00%	N/A	N/A	N/A	N/A
Cost trend
Short–term rate	N/A	N/A	7.00%	4.00%	N/A
Long–term rate	N/A	N/A	4.00%	4.00%	N/A

2017	Pension	Bonds	Health	Education	Other benefits (1)
Discount rate	6.50%	6.25%	6.50%	5.50%	5.51%
Salary growth rate	N/A	N/A	N/A	N/A	4.75% / 4.25%
Expected inflation rate	3.00%	3.00%	3.00%	3.00%	3.00%
Pension growth rate	3.00%	N/A	N/A	N/A	N/A
Cost trend
Short–term rate	N/A	N/A	6.00%	4.00%	N/A
Long–term rate	N/A	N/A	4.00%	4.00%	N/A

N/A: Not applicable for this benefit.

(1)	Weighted average discount rate.

The cost trend is the projected increase for the initial year, which includes the expected inflation rate.

The mortality table used for the calculations was that of ‘Valid Annuitant’ for men and women based on the experience gained for the period 2005–2008 of the Colombian Social Security Institute.

20.4	Maturity of benefit obligation

The cash flows required for payment of post–employment obligations are the following:

Period	Pension and bonds	Other benefits	Total
2019	914,959	366,866	1,281,825
2020	939,158	373,953	1,313,111
2021	962,651	381,734	1,344,385
2022	973,491	387,940	1,361,431
2023	996,864	397,555	1,394,419
2024 - 2028	5,434,882	2,104,259	7,539,141

20.5	Sensitivity analysis

The following sensitivity analysis shows the effect of such possible changes on the obligation for defined benefits, while keeping the other assumptions constant, as of December 31, 2018:

	Pension	Bonds	Health	Education	Other benefits
Discount rate
–50 basis points	13,896,668	1,030,073	5,907,754	500,234	229,859
+50 basis points	12,449,997	956,984	5,152,929	461,725	219,178
Inflation rate
–50 basis points	12,395,671	955,640	N/A	N/A	139,854
+50 basis points	13,951,861	1,031,197	N/A	N/A	143,807
Salary growth rate
–50 basis points	N/A	N/A	N/A	N/A	78,849
+50 basis points	N/A	N/A	N/A	N/A	86,509
Cost trend
–50 basis points	N/A	N/A	5,155,141	461,296	N/A
+50 basis points	N/A	N/A	5,902,319	500,566	N/A

20.6	Voluntary retirement plan

In August 2016, the Ecopetrol Business Group offered a voluntary retirement plan to 200 employees who met certain criteria. As of December 31, 2018, 2017 and 2016, 137 employees were part of the plan, with a corresponding cost of COP$
137,859 (2017 – COP$155,286
 and 2016 – COP$161,796). This plan includes benefits such as monthly income, education and health benefits until the date on which the employee is granted their retirement pension.